Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000004429
Account Value [Line Items]
Line Graph and Table Measure Name	SIVIX
Account Value	$ 12,269,231	$ 12,172,216	$ 12,062,265	$ 11,273,205	$ 11,441,365	$ 10,982,158	$ 11,680,670	$ 11,331,414	$ 10,749,321	$ 11,117,980	$ 10,014,634	$ 9,354,592	$ 9,990,632	$ 10,602,671	$ 11,004,697	$ 10,536,667	$ 9,690,613	$ 9,888,626	$ 10,068,637	$ 10,500,665	$ 10,620,672	$ 9,744,617	$ 10,327,394	$ 9,972,855	$ 8,857,771	$ 9,658,344	$ 9,938,544	$ 9,075,069	$ 9,778,430	$ 9,715,527	$ 10,521,819	$ 10,504,664	$ 10,561,848	$ 11,465,352	$ 10,986,595	$ 11,343,208	$ 10,820,502	$ 11,201,540	$ 10,996,365	$ 11,035,446	$ 11,069,642	$ 11,050,102	$ 10,698,374	$ 10,366,187	$ 9,701,813	$ 9,481,984	$ 8,810,501	$ 7,612,727	$ 7,361,810	$ 7,716,881	$ 7,390,216	$ 7,035,145	$ 6,888,382	$ 6,471,765	$ 5,662,203	$ 7,110,893	$ 7,892,050	$ 8,232,918	$ 8,050,578	$ 7,725,347	$ 7,591,691	$ 7,328,833	$ 7,703,071	$ 7,680,795	$ 7,132,803	$ 7,760,989	$ 7,440,213	$ 7,564,959	$ 7,235,273	$ 6,500,162	$ 7,371,562	$ 7,198,157	$ 8,094,698	$ 8,205,382	$ 7,910,225	$ 7,773,714	$ 7,659,341	$ 7,238,741	$ 7,153,883	$ 7,087,473	$ 7,378,941	$ 7,198,157	$ 7,198,858	$ 7,057,241	$ 7,010,036	$ 6,642,506	$ 6,753,776	$ 6,706,571	$ 6,551,467	$ 6,642,506	$ 6,544,723	$ 6,531,236	$ 6,416,593	$ 6,366,016	$ 6,230,716	$ 5,692,461	$ 5,858,831	$ 5,855,568	$ 5,731,607	$ 5,444,537	$ 5,431,488	$ 5,330,361	$ 5,196,613	$ 4,785,582	$ 4,746,436	$ 5,124,846	$ 5,384,916	$ 5,229,166	$ 4,955,161	$ 5,194,555	$ 5,497,403	$ 5,578,162	$ 5,506,055	$ 5,442,602	$ 5,543,551	$ 5,465,676	$ 5,093,606	$ 5,327,231	$ 5,261,387	$ 5,263,975	$ 5,000,000
C000004430
Account Value [Line Items]
Line Graph and Table Measure Name	SSQSX
Account Value	$ 11,966,447	11,877,807	11,776,504	11,004,066	11,168,684	10,725,482	11,409,279	11,067,381	10,503,881	10,864,774	9,789,611	9,142,072	9,766,064	10,366,510	10,760,920	10,307,642	9,483,502	9,683,650	9,854,365	10,284,096	10,401,830	9,542,369	10,121,463	9,772,834	8,687,589	9,474,814	9,744,719	8,901,264	9,592,897	9,531,044	10,323,892	10,312,646	10,368,876	11,262,939	10,794,906	11,145,921	10,631,420	11,011,285	10,814,140	10,852,607	10,886,266	10,871,841	10,530,443	10,203,470	9,549,525	9,337,954	8,676,277	7,499,516	7,252,023	7,606,919	7,284,711	6,934,484	6,794,394	6,383,461	5,589,615	7,013,869	7,789,037	8,129,924	7,949,087	7,631,828	7,499,637	7,239,662	7,609,797	7,592,171	7,050,188	7,675,892	7,358,634	7,482,012	7,160,347	6,433,296	7,299,549	7,127,752	8,015,980	8,125,638	7,836,872	7,701,628	7,591,970	7,175,271	7,091,200	7,029,060	7,321,481	7,142,373	7,142,620	7,005,391	6,961,879	6,593,703	6,707,503	6,660,644	6,510,027	6,600,397	6,506,679	6,493,291	6,379,491	6,332,632	6,198,162	5,662,999	5,831,656	5,828,413	5,708,407	5,422,986	5,406,769	5,309,467	5,176,487	4,767,817	4,732,139	5,111,619	5,369,006	5,213,882	4,943,852	5,182,283	5,486,785	5,567,219	5,498,276	5,435,077	5,538,493	5,460,931	5,090,357	5,323,043	5,258,131	5,263,294	5,000,000
C000004434
Account Value [Line Items]
Line Graph and Table Measure Name	SUSIX
Account Value	$ 17,363,526	17,088,312	16,688,000	16,525,373	15,899,886	15,186,831	15,837,337	15,349,457	14,411,227	14,085,973	13,486,585	12,342,194	12,502,163	13,129,732	13,265,090	12,871,321	12,108,394	11,923,815	11,690,014	11,357,772	11,702,320	10,951,698	11,581,494	10,952,065	10,217,731	11,266,780	11,749,342	10,731,765	11,654,927	11,633,947	12,724,957	12,431,223	12,903,295	13,438,564	12,901,330	13,115,283	12,309,395	12,879,935	12,608,929	12,309,395	12,059,784	11,959,940	11,303,819	10,840,256	10,490,800	10,654,830	10,280,994	9,320,981	9,511,622	9,899,712	9,184,809	8,640,120	8,497,140	8,068,198	7,121,801	8,054,580	8,694,589	8,660,546	8,393,906	8,093,210	7,875,685	7,773,320	7,920,470	7,837,298	7,274,292	7,754,127	7,421,442	7,267,894	7,088,756	6,544,944	7,185,058	7,004,060	7,541,568	7,459,296	7,272,814	6,982,121	6,916,304	6,757,245	6,762,730	6,916,304	7,135,695	6,751,760	6,716,046	6,582,071	6,461,061	6,357,339	6,348,695	6,201,755	6,145,571	6,119,641	6,033,205	5,998,631	5,769,576	5,605,349	5,510,818	5,340,881	5,462,265	5,429,896	5,385,388	5,170,944	5,235,682	5,102,160	5,057,652	4,758,239	4,770,378	5,102,160	5,238,420	5,251,757	4,821,613	5,035,018	5,398,473	5,255,092	5,335,119	5,271,764	5,231,751	5,298,440	4,985,001	5,201,741	5,225,173	5,092,379	5,000,000
C000004433
Account Value [Line Items]
Line Graph and Table Measure Name	SUSSX
Account Value	$ 16,953,025	16,690,918	16,303,001	16,156,222	15,548,136	14,845,691	15,485,230	15,013,439	14,101,310	13,786,782	13,195,267	12,086,160	12,231,277	12,853,206	12,987,957	12,604,434	11,868,485	11,692,271	11,464,231	11,132,535	11,474,596	10,749,012	11,365,395	10,750,071	10,026,160	11,057,733	11,537,323	10,532,898	11,446,834	11,428,737	12,505,554	12,225,038	12,677,482	13,202,710	12,673,843	12,892,025	12,102,718	12,667,426	12,404,323	12,109,135	11,865,284	11,769,027	11,127,313	10,671,696	10,331,588	10,498,434	10,132,888	9,183,700	9,374,770	9,756,911	9,054,265	8,524,199	8,382,437	7,957,152	7,026,455	7,944,825	8,579,671	8,548,853	8,286,353	7,994,375	7,778,311	7,679,038	7,825,027	7,743,273	7,194,353	7,667,359	7,340,343	7,188,514	7,007,487	6,476,086	7,107,164	6,929,485	7,462,522	7,386,374	7,203,619	6,914,255	6,853,337	6,701,040	6,706,117	6,858,413	7,076,705	6,695,964	6,665,758	6,531,549	6,413,606	6,311,932	6,303,798	6,157,388	6,104,517	6,076,048	5,994,709	5,962,173	5,734,423	5,571,744	5,481,691	5,313,142	5,431,893	5,401,247	5,359,110	5,148,423	5,209,714	5,079,471	5,037,333	4,742,372	4,753,864	5,087,132	5,220,486	5,236,451	4,808,595	5,022,523	5,386,520	5,242,837	5,325,854	5,261,995	5,223,679	5,293,924	4,981,015	5,198,136	5,222,841	5,091,922	5,000,000
SPDR ETFs Index: S&P500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,549,010	17,182,051	16,775,142	16,573,404	15,999,315	15,243,472	15,892,598	15,397,200	14,616,731	14,375,167	13,750,474	12,599,793	12,870,413	13,514,769	13,733,426	13,305,972	12,481,269	12,427,252	12,236,263	11,802,928	12,098,109	11,382,878	12,078,791	11,439,506	10,582,715	11,656,238	12,151,812	11,125,950	12,126,954	12,104,747	13,261,143	12,786,390	13,181,050	13,900,352	13,304,113	13,396,940	12,519,781	13,130,477	12,743,017	12,447,332	12,163,380	12,079,016	11,467,035	10,985,900	10,691,094	10,800,130	10,400,259	9,374,129	9,630,234	10,010,603	9,339,290	8,840,801	8,668,410	8,274,320	7,334,131	8,367,642	9,118,249	9,121,825	8,854,576	8,544,423	8,363,277	8,209,670	8,341,807	8,223,617	7,682,204	8,203,522	7,884,290	7,734,005	7,493,405	6,937,466	7,626,026	7,473,724	8,022,031	7,976,628	7,724,910	7,447,752	7,402,192	7,228,124	7,200,496	7,388,255	7,670,986	7,255,575	7,175,790	6,962,259	6,803,497	6,665,990	6,645,646	6,511,747	6,471,356	6,381,550	6,316,678	6,309,318	6,068,368	5,955,415	5,839,981	5,631,422	5,736,055	5,734,970	5,726,930	5,523,293	5,509,018	5,411,832	5,390,933	5,048,455	5,055,275	5,319,238	5,404,477	5,388,453	4,969,274	5,095,351	5,422,512	5,311,235	5,416,080	5,347,317	5,296,507	5,381,614	5,089,134	5,246,634	5,259,884	5,122,126	5,000,000
SPDR ETFs Index: S&P500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,549,010	17,182,051	16,775,142	16,573,404	15,999,315	15,243,472	15,892,598	15,397,200	14,616,731	14,375,167	13,750,474	12,599,793	12,870,413	13,514,769	13,733,426	13,305,972	12,481,269	12,427,252	12,236,263	11,802,928	12,098,109	11,382,878	12,078,791	11,439,506	10,582,715	11,656,238	12,151,812	11,125,950	12,126,954	12,104,747	13,261,143	12,786,390	13,181,050	13,900,352	13,304,113	13,396,940	12,519,781	13,130,477	12,743,017	12,447,332	12,163,380	12,079,016	11,467,035	10,985,900	10,691,094	10,800,130	10,400,259	9,374,129	9,630,234	10,010,603	9,339,290	8,840,801	8,668,410	8,274,320	7,334,131	8,367,642	9,118,249	9,121,825	8,854,576	8,544,423	8,363,277	8,209,670	8,341,807	8,223,617	7,682,204	8,203,522	7,884,290	7,734,005	7,493,405	6,937,466	7,626,026	7,473,724	8,022,031	7,976,628	7,724,910	7,447,752	7,402,192	7,228,124	7,200,496	7,388,255	7,670,986	7,255,575	7,175,790	6,962,259	6,803,497	6,665,990	6,645,646	6,511,747	6,471,356	6,381,550	6,316,678	6,309,318	6,068,368	5,955,415	5,839,981	5,631,422	5,736,055	5,734,970	5,726,930	5,523,293	5,509,018	5,411,832	5,390,933	5,048,455	5,055,275	5,319,238	5,404,477	5,388,453	4,969,274	5,095,351	5,422,512	5,311,235	5,416,080	5,347,317	5,296,507	5,381,614	5,089,134	5,246,634	5,259,884	5,122,126	5,000,000
SPDR ETFs Index: S&P500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,549,010	17,182,051	16,775,142	16,573,404	15,999,315	15,243,472	15,892,598	15,397,200	14,616,731	14,375,167	13,750,474	12,599,793	12,870,413	13,514,769	13,733,426	13,305,972	12,481,269	12,427,252	12,236,263	11,802,928	12,098,109	11,382,878	12,078,791	11,439,506	10,582,715	11,656,238	12,151,812	11,125,950	12,126,954	12,104,747	13,261,143	12,786,390	13,181,050	13,900,352	13,304,113	13,396,940	12,519,781	13,130,477	12,743,017	12,447,332	12,163,380	12,079,016	11,467,035	10,985,900	10,691,094	10,800,130	10,400,259	9,374,129	9,630,234	10,010,603	9,339,290	8,840,801	8,668,410	8,274,320	7,334,131	8,367,642	9,118,249	9,121,825	8,854,576	8,544,423	8,363,277	8,209,670	8,341,807	8,223,617	7,682,204	8,203,522	7,884,290	7,734,005	7,493,405	6,937,466	7,626,026	7,473,724	8,022,031	7,976,628	7,724,910	7,447,752	7,402,192	7,228,124	7,200,496	7,388,255	7,670,986	7,255,575	7,175,790	6,962,259	6,803,497	6,665,990	6,645,646	6,511,747	6,471,356	6,381,550	6,316,678	6,309,318	6,068,368	5,955,415	5,839,981	5,631,422	5,736,055	5,734,970	5,726,930	5,523,293	5,509,018	5,411,832	5,390,933	5,048,455	5,055,275	5,319,238	5,404,477	5,388,453	4,969,274	5,095,351	5,422,512	5,311,235	5,416,080	5,347,317	5,296,507	5,381,614	5,089,134	5,246,634	5,259,884	5,122,126	5,000,000
SPDR ETFs Index: S&P500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,549,010	17,182,051	16,775,142	16,573,404	15,999,315	15,243,472	15,892,598	15,397,200	14,616,731	14,375,167	13,750,474	12,599,793	12,870,413	13,514,769	13,733,426	13,305,972	12,481,269	12,427,252	12,236,263	11,802,928	12,098,109	11,382,878	12,078,791	11,439,506	10,582,715	11,656,238	12,151,812	11,125,950	12,126,954	12,104,747	13,261,143	12,786,390	13,181,050	13,900,352	13,304,113	13,396,940	12,519,781	13,130,477	12,743,017	12,447,332	12,163,380	12,079,016	11,467,035	10,985,900	10,691,094	10,800,130	10,400,259	9,374,129	9,630,234	10,010,603	9,339,290	8,840,801	8,668,410	8,274,320	7,334,131	8,367,642	9,118,249	9,121,825	8,854,576	8,544,423	8,363,277	8,209,670	8,341,807	8,223,617	7,682,204	8,203,522	7,884,290	7,734,005	7,493,405	6,937,466	7,626,026	7,473,724	8,022,031	7,976,628	7,724,910	7,447,752	7,402,192	7,228,124	7,200,496	7,388,255	7,670,986	7,255,575	7,175,790	6,962,259	6,803,497	6,665,990	6,645,646	6,511,747	6,471,356	6,381,550	6,316,678	6,309,318	6,068,368	5,955,415	5,839,981	5,631,422	5,736,055	5,734,970	5,726,930	5,523,293	5,509,018	5,411,832	5,390,933	5,048,455	5,055,275	5,319,238	5,404,477	5,388,453	4,969,274	5,095,351	5,422,512	5,311,235	5,416,080	5,347,317	5,296,507	5,381,614	5,089,134	5,246,634	5,259,884	5,122,126	5,000,000
SPDR ETFs Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 11,605,070	11,524,525	11,699,287	10,620,276	10,719,434	10,207,359	10,980,172	10,600,679	10,033,375	10,439,400	9,302,756	8,530,651	9,155,012	9,727,703	10,239,992	9,649,868	8,924,307	9,007,513	9,172,419	9,632,665	9,798,165	8,927,989	9,547,654	9,329,732	8,404,490	9,295,311	9,489,492	8,592,420	9,362,413	9,348,286	10,376,715	10,249,153	10,140,899	11,221,206	10,976,020	11,453,275	10,985,940	11,319,700	11,072,037	11,486,811	11,268,489	11,245,306	11,014,023	10,904,502	10,264,750	9,772,953	8,994,891	7,594,953	7,439,148	7,696,227	7,285,725	7,089,499	6,847,459	6,429,088	5,652,669	7,221,688	7,885,507	8,146,787	7,918,462	7,605,388	7,410,229	7,259,191	7,636,223	7,592,511	7,091,316	7,689,336	7,436,707	7,595,679	7,220,311	6,490,176	7,365,039	7,249,804	8,133,204	8,333,647	7,989,231	7,852,376	7,796,509	7,350,339	7,287,338	7,194,289	7,484,085	7,293,475	7,323,032	7,117,898	7,057,736	6,643,144	6,728,748	6,679,125	6,455,954	6,590,021	6,518,536	6,510,017	6,386,760	6,361,667	6,188,274	5,567,437	5,845,324	5,780,934	5,680,479	5,360,426	5,363,808	5,245,650	5,164,594	4,782,865	4,783,079	5,244,228	5,521,459	5,347,511	5,062,300	5,323,487	5,680,451	5,747,245	5,704,527	5,577,199	5,723,155	5,625,158	5,309,927	5,486,403	5,334,373	5,329,596	5,000,000
SPDR ETFs Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 11,605,070	$ 11,524,525	$ 11,699,287	$ 10,620,276	$ 10,719,434	$ 10,207,359	$ 10,980,172	$ 10,600,679	$ 10,033,375	$ 10,439,400	$ 9,302,756	$ 8,530,651	$ 9,155,012	$ 9,727,703	$ 10,239,992	$ 9,649,868	$ 8,924,307	$ 9,007,513	$ 9,172,419	$ 9,632,665	$ 9,798,165	$ 8,927,989	$ 9,547,654	$ 9,329,732	$ 8,404,490	$ 9,295,311	$ 9,489,492	$ 8,592,420	$ 9,362,413	$ 9,348,286	$ 10,376,715	$ 10,249,153	$ 10,140,899	$ 11,221,206	$ 10,976,020	$ 11,453,275	$ 10,985,940	$ 11,319,700	$ 11,072,037	$ 11,486,811	$ 11,268,489	$ 11,245,306	$ 11,014,023	$ 10,904,502	$ 10,264,750	$ 9,772,953	$ 8,994,891	$ 7,594,953	$ 7,439,148	$ 7,696,227	$ 7,285,725	$ 7,089,499	$ 6,847,459	$ 6,429,088	$ 5,652,669	$ 7,221,688	$ 7,885,507	$ 8,146,787	$ 7,918,462	$ 7,605,388	$ 7,410,229	$ 7,259,191	$ 7,636,223	$ 7,592,511	$ 7,091,316	$ 7,689,336	$ 7,436,707	$ 7,595,679	$ 7,220,311	$ 6,490,176	$ 7,365,039	$ 7,249,804	$ 8,133,204	$ 8,333,647	$ 7,989,231	$ 7,852,376	$ 7,796,509	$ 7,350,339	$ 7,287,338	$ 7,194,289	$ 7,484,085	$ 7,293,475	$ 7,323,032	$ 7,117,898	$ 7,057,736	$ 6,643,144	$ 6,728,748	$ 6,679,125	$ 6,455,954	$ 6,590,021	$ 6,518,536	$ 6,510,017	$ 6,386,760	$ 6,361,667	$ 6,188,274	$ 5,567,437	$ 5,845,324	$ 5,780,934	$ 5,680,479	$ 5,360,426	$ 5,363,808	$ 5,245,650	$ 5,164,594	$ 4,782,865	$ 4,783,079	$ 5,244,228	$ 5,521,459	$ 5,347,511	$ 5,062,300	$ 5,323,487	$ 5,680,451	$ 5,747,245	$ 5,704,527	$ 5,577,199	$ 5,723,155	$ 5,625,158	$ 5,309,927	$ 5,486,403	$ 5,334,373	$ 5,329,596	$ 5,000,000